Fair Value Measurement (Details Numeric) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value Measurement (Numeric) [Abstract]
Total U.S. government-sponsored enterprise obligations	$ 137,300,000,000	$ 195,800,000,000
Residential first lien mortgages	22,700,000,000	20,700,000,000
Residential mortgage loan include conforming mortgage loan originated	13,100,000,000	11,100,000,000
Reverse mortgages	4,000,000,000	4,500,000,000
Reduction in the level 3 derivative receivables and derivative payables balances from counterparty netting	12,700,000,000	16,000,000,000
Cost basis of the private equity investment portfolio	10,000,000,000	8,800,000,000
Transfers from level 3 into level 2 trading loans due to increased price transparency	1,200,000,000
Level 3 Liabilities as a percentage of Total Firm liabilities at fair value	22.00%	29.00%	25.00%
Fair value adjustments associated with unfunded held-for-sale lending-related commitments within the leveraged lending portfolio	517,000,000	648,000,000
Structured credit derivatives	11,600,000,000
Commercial mortgage loans and nonagency residential whole loans included within trading loans	4,400,000,000
Collateralized loan obligations	316,300,000,000	360,400,000,000
Average credit enhancement	30.00%
Percentage of level 3 assets in total Firm assets	5.00%
Losses on leveraged loans			(3,900,000,000)
Increase (decrease) in level 3 assets	(15,500,000,000)
Increase (decrease) in level 3 asset-backed securities	1,000,000,000
Decrease in mortgage servicing rights	(1,900,000,000)
Net decrease in trading loans	2,200,000,000
Increase (decrease) in level 3 private equity investments	1,300,000,000
Increase (decrease) in derivative receivables	(11,400,000,000)
Net change due to the adoption of new consolidation guidance related to VIEs	(3,500,000,000)
Decrease in accrued interest and accounts receivable related to retained securitization interests	5,000,000,000
Contractual amount	3,766,000,000	3,761,000,000
Carrying value	6,000,000	6,000,000
Increase in trading debt and equity instruments	1,500,000,000
Increase (decrease) in trading assets, debt and equity instruments	(2,800,000,000)
Net gains (losses) on derivatives	0	(11,400,000,000)	4,600,000,000
Gains (losses) related to long-term structured note liabilities	0	(1,400,000,000)	4,500,000,000
Gains (losses) on level 3 private equity investments	1,000,000,000		(638,000,000)
Gains (losses) related to residential and commercial loans		(2,100,000,000)
Gains (losses) on mortgage servicing rights	(2,300,000,000)	5,800,000,000	(6,900,000,000)
Gains (losses) on trading-debt and equity instruments	0	(671,000,000)	(12,800,000,000)
Gains on certain asset-backed securities	0	1,400,000,000
Accrued interest and accounts receivable, at fair value	0	5,000,000,000
Federal funds sold and securities purchased under resale agreements, at fair value	20,299,000,000	20,536,000,000
Securities borrowed, at fair value	13,961,000,000	7,032,000,000
Loans, at fair value	1,976,000,000	1,364,000,000
Other assets, at fair value	18,201,000,000	24,177,000,000
Deposits, at fair value	4,369,000,000	4,455,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements, at fair value	4,060,000,000	3,396,000,000
Other borrowed funds, at fair value	9,931,000,000	5,637,000,000
Accounts payable and other liabilities, at fair value	236,000,000	357,000,000
Beneficial interests issued by consolidated VIEs, at fair value	1,495,000,000	1,410,000,000
Long-term debt and junior subordinated deferrable interest debentures, at fair value	$ 38,839,000,000	$ 48,972,000,000